Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participant	$ 100,220,000	$ 101,747,000
Participant rollovers	22,848,000	13,860,000
Employer, net of forfeitures	36,742,000	37,259,000
Total contributions	159,810,000	152,866,000
Investment income:
Dividends and interest income	24,977,000	24,732,000
Net realized and unrealized appreciation in fair value of investments	252,657,000	293,267,000
Total investment income	277,634,000	317,999,000
Interest income on notes receivable from participants	2,420,000	2,204,000
Benefits paid to participants	(274,000,000)	(221,328,000)
Change in net assets available for benefits, before transfers	165,864,000	251,741,000
Transfers from other qualified plans	0	2,085,000
Change in net assets available for benefits	165,864,000	253,826,000
Net assets available for benefits at beginning of year	2,259,520,000	2,005,694,000
Net assets available for benefits at end of year	$ 2,425,384,000	$ 2,259,520,000